Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	$ 53,213	$ 54,094	$ 107,140	$ 109,702
Revenue And Other Operating Income, Intersegment	6,586	6,795	13,608	13,523
Revenue and other operating income	46,627	47,299	93,532	96,179
Revenue from contracts with customers	38,739	41,181	77,212	80,248
Other revenue	7,888	6,118	16,320	15,931
Crude Oil [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	421	538	836	1,086
Oil products [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	28,572	32,548	55,734	62,388
Natural gas, LNG and NGLs [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	6,049	4,987	13,312	10,738
Non-oil products and other revenues from contracts with customers [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	3,697	3,108	7,330	6,036
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	9,172	5,809	19,950	14,484
Revenue And Other Operating Income, Intersegment	337	371	1,068	641
Revenue and other operating income	8,835	5,438	18,882	13,843
Operating segments [member] | oil production & operations
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	6,053	6,659	12,555	13,091
Revenue And Other Operating Income, Intersegment	5,818	5,982	11,636	11,895
Revenue and other operating income	235	677	919	1,196
Operating segments [member] | customers & products
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	37,449	41,100	73,612	80,995
Revenue And Other Operating Income, Intersegment	(55)	25	(13)	318
Revenue and other operating income	37,504	41,075	73,625	80,677
Other Business And Corporate, Non-Segment
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	539	526	1,023	1,132
Revenue And Other Operating Income, Intersegment	486	417	917	669
Revenue and other operating income	53	109	106	463
Geography Eliminations [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	8,496	9,873	16,381	20,059
Reportable Geographical Components [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	55,123	57,172	109,913	116,238
Reportable Geographical Components [Member] | UNITED STATES
Disclosure of operating segments [abstract]
Revenue and other operating income	18,890	20,340	37,979	40,198
Reportable Geographical Components [Member] | Non-US
Disclosure of operating segments [abstract]
Revenue and other operating income	$ 36,233	$ 36,832	$ 71,934	$ 76,040